Leases (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Summary of Right of Use Assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31,
	2026	2025
	$	$
Beginning balance	4,277	5,606
Additions	802	965
Additions from business acquisition (note 4)	—	54
Depreciation	(1,860)	(2,510)
Remeasurement	(579)	—
Exchange rate effect	(56)	162
Net carrying amount	2,584	4,277

Summary of Lease Liabilities
Lease liabilities

As at	March 31,
	2026	2025
	$	$
Beginning balance	8,995	11,520
Additions	802	965
Additions from business acquisition (note 4)	—	140
Lease payments	(4,153)	(4,431)
Lease interest	338	466
Remeasurement	(101)	150
Exchange rate effect	(60)	185
Ending balance	5,821	8,995
Current portion	1,586	3,546
	4,235	5,449

Contractual Lease Payments Under Lease Liabilities
Contractual lease payments under the lease liabilities as at March 31, 2026 are as follows:

As at	March 31, 2026
$
Less than one year	1,812
One to two years	1,572
Two to five years	2,904
More than five years	74
Total undiscounted lease payments at period end	6,362